Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Details of total goodwill

As of October 1, 2009	$1,539,424
Goodwill resulting from immaterial acquisitions	151,434
Decrease in goodwill as a result of divestiture of a subsidiary(1)	(53,442)

As of September 30, 2010	1,637,416
Goodwill resulting from an immaterial acquisition(2)	103,586
Other	(1,270)

As of September 30, 2011	$1,739,732

(1)	Please see Note 16 to the consolidated financial statements.

(2)	During fiscal 2011, the Company acquired Bridgewater Systems (“Bridgewater”), a provider of policy management and network control solutions. In allocating the total preliminary purchase price for Bridgewater, based on estimated fair values, the Company recorded $103,586 of goodwill, $16,900 of core technology amortized over 8 years, $22,899 of customer arrangements amortized over 10 years and $2,329 of other intangible assets amortized over 5 years.

Amortization expense on intangible assets

	Year Ended September 30,
	2011	2010	2009

Cost of service	$1,609	$1,533	$1,820
Amortization of purchased intangible assets	65,958	82,441	85,153

Total	$67,567	$83,974	$86,973

Details of total purchased intangible assets

	Estimated
	Useful Life		Accumulated
	(in years)	Gross	Amortization	Net

September 30, 2011
Core technology	4-8	$381,056	$(311,541)	$69,515
Customer arrangements	6-15	327,207	(215,961)	111,246
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	23,082	(10,421)	12,661

Total		$783,341	$(589,919)	$193,422

September 30, 2010
Core technology	4-8	$364,057	$(272,798)	$91,259
Customer arrangements	6-15	304,308	(189,062)	115,246
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	20,753	(8,496)	12,257

Total		$741,114	$(522,352)	$218,762

Estimated future amortization expense

Amount

Fiscal year:
2012	$52,145
2013	35,787
2014	26,493
2015	21,736
2016	18,590
Thereafter	38,671

Total	$193,422